Summary of Significant Accounting Policies - Summary of Valuation Models Used to Calculate Fair Value of Warrant Securities and FPAs (Details)	1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Measurement Input, Implied Volatility
Significant Accounting Policies [Line Items]
Derivative liability, measurement input		45	22
Measurement Input, Implied Volatility | Minimum [Member]
Significant Accounting Policies [Line Items]
Derivative liability, measurement input	20
Measurement Input, Implied Volatility | Maximum
Significant Accounting Policies [Line Items]
Derivative liability, measurement input	25
Measurement Input, Risk-free Interest Rate
Significant Accounting Policies [Line Items]
Derivative liability, measurement input		0.05
Measurement Input, Risk-free Interest Rate | Minimum [Member]
Significant Accounting Policies [Line Items]
Derivative liability, measurement input	0.13		0.10
Measurement Input, Risk-free Interest Rate | Maximum
Significant Accounting Policies [Line Items]
Derivative liability, measurement input	0.40		0.43
Measurement Input, Instrument Exercise price for One Class A ordinary Share
Significant Accounting Policies [Line Items]
Derivative liability, measurement input	11.50	11.50	11.50
Measurement Input, Expected Term
Significant Accounting Policies [Line Items]
Derivative liability, measurement input term	5 years 6 months	29 days	5 years 6 months